Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	80 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Vert Global Sustainable Real Estate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vert Global Sustainable Real Estate ETF NAV
Average Annual Return, Percent	11.41%	1.42%	2.33%
Vert Global Sustainable Real Estate ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vert Global Sustainable Real Estate ETF Market
Average Annual Return, Percent	11.56%	1.44%	2.35%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	19.38%	10.76%	9.38%
S&P Global REIT (US Dollar) Net Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global REIT (US Dollar) Net Total Return
Average Annual Return, Percent	5.10%	0.65%	2.37%